Financial risk management and fair value estimates (Details 3)	Jun. 30, 2021 ARS ($)	Jun. 30, 2020 ARS ($)	Jun. 30, 2020 USD ($)
Statement [Line Items]
Trade and other payables	$ 21,835,000,000	$ 58,291,000,000
Borrowings	118,668,000,000	$ 0
Agricultural Business [Member]
Statement [Line Items]
Trade and other payables	14,569		$ 10,182
Borrowings	59,743		69,390
Finance lease obligations	5,405		4,483
Derivative financial instruments	975		394
Total	80,692		84,449
More than 4 years [Member]
Statement [Line Items]
Trade and other payables	0		152
Borrowings	1,646		434
Finance lease obligations	0		1,613
Derivative financial instruments	0		0
Total	1,646		2,199
Between 3and 4 years [Member]
Statement [Line Items]
Trade and other payables	0		81
Borrowings	1,646		445
Finance lease obligations	0		406
Derivative financial instruments	0		0
Total	1,646		932
Between 2 and 3 years [Member]
Statement [Line Items]
Trade and other payables	0		282
Borrowings	7,447		13,580
Finance lease obligations	56		503
Derivative financial instruments	0		0
Total	7,503		14,365
Between 1 and 2 years [Member]
Statement [Line Items]
Trade and other payables	863		185
Borrowings	18,138		22,446
Finance lease obligations	3,713		774
Derivative financial instruments	38		29
Total	22,752		23,434
Less than 1 year [Member]
Statement [Line Items]
Trade and other payables	13,706		9,482
Borrowings	30,866		32,485
Finance lease obligations	1,636		1,187
Derivative financial instruments	937		365
Total	$ 47,145		$ 43,519